SALES - Sales by Product Categories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Product Information
Sales	$ 503,744,922	$ 466,877,569	$ 370,406,840
Biomaterial products [Member]
Product Information
Sales	46,005,954	44,711,325	0
Biopharmaceutical products [Member]
Product Information
Sales	457,738,968	422,166,244	370,406,840
Human Albumin [Member] | Biopharmaceutical products [Member]
Product Information
Sales	187,835,401	149,369,846	132,498,791
Human Immunoglobulin For Intravenous Injection [Member] | Biopharmaceutical products [Member]
Product Information
Sales	117,147,536	113,490,790	117,511,797
Other Immunoglobulin Products [Member] | Biopharmaceutical products [Member]
Product Information
Sales	72,071,759	59,470,912	50,147,328
Others [Member] | Biopharmaceutical products [Member]
Product Information
Sales	53,706,467	31,677,439	21,049,636
Placenta Polypeptide [Member] | Biopharmaceutical products [Member]
Product Information
Sales	26,977,805	68,157,257	49,199,288
Artificial Dura Mater [Member] | Biomaterial products [Member]
Product Information
Sales	42,275,272	40,644,561	0
Others [Member] | Biomaterial products [Member]
Product Information
Sales	$ 3,730,682	$ 4,066,764	$ 0